Maturity [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares iBonds Dec 2034 Term Corporate ETF | iShares iBonds Dec 2034 Term Corporate ETF
Prospectus [Line Items]
Annual Return [Percent]	9.23%